Document and Entity Information	May 31, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001850079
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 31, 2023
Entity Registrant Name	TELESIS BIO INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40497
Entity Tax Identification Number	45-1216839
Entity Address, Address Line One	10431 Wateridge Circle
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	228-4115
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	TBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false